FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ambs Investment Counsel, LLC
Address: 1241 E. Beltline, NE
	 Suite 150
         Grand Rapids, MI 49525

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Barbara J. DeMoor
Title: President & Chief Operating Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor, Grand Rapids, MI, August 11, 2008

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     7521 108070.000SH      SOLE                94060.000         14010.000
AT&T                           COM              00206R102     8846 262567.000SH      SOLE               231394.000         31173.000
Allstate Corp.                 COM              020002101     2804 61505.000SH       SOLE                56005.000          5500.000
American International Group   COM              026874107     4610 174233.000SH      SOLE               154613.000         19620.000
Anadarko Petroleum Corp        COM              032511107    10797 144267.000SH      SOLE               128887.000         15380.000
Apache Corp.                   COM              037411105      259 1865.000 SH       SOLE                 1140.000           725.000
Atmel Corp.                    COM              049513104     1065 306130.000SH      SOLE               280930.000         25200.000
BP PLC-Spons ADR               COM              055622104      382 5486.576 SH       SOLE                 4690.576           796.000
Bank of New York Mellon Corp.  COM              064058100     6845 180948.000SH      SOLE               160820.000         20128.000
Bard, C.R.                     COM              067383109      315 3578.000 SH       SOLE                 3578.000
Barrick Gold Corp.             COM              067901108     6338 139287.000SH      SOLE               131837.000          7450.000
Berkshire Hathaway Cl B        COM              084670207      453  113.000 SH       SOLE                   45.000            68.000
Best Buy Company Inc           COM              086516101     6654 168020.000SH      SOLE               148780.000         19240.000
Caterpillar Inc.               COM              149123101     6021 81566.158SH       SOLE                72156.158          9410.000
Cisco Systems Inc              COM              17275R102     3271 140625.000SH      SOLE               120825.000         19800.000
Citigroup, Inc.                COM              172967101     3273 195282.000SH      SOLE               177212.000         18070.000
Clorox Company                 COM              189054109     4357 83470.000SH       SOLE                71360.000         12110.000
Coca-Cola Company              COM              191216100     5361 103141.000SH      SOLE                83746.000         19395.000
Coca-Cola Enterprises          COM              191219104     1875 108381.000SH      SOLE                99681.000          8700.000
Colgate Palmolive              COM              194162103      510 7378.000 SH       SOLE                 5378.000          2000.000
Comerica Inc                   COM              200340107      339 13208.000SH       SOLE                 7150.000          6058.000
Conagra Foods Inc.             COM              205887102     7248 375945.000SH      SOLE               334010.000         41935.000
Devon Energy Corporation       COM              25179M103      216 1796.898 SH       SOLE                 1796.898
EMC Corp.                      COM              268648102     2954 201090.000SH      SOLE               173890.000         27200.000
Emerson Electric Company       COM              291011104      208 4200.000 SH       SOLE                 4000.000           200.000
Exxon Mobil Corporation        COM              30231G102     2653 30107.000SH       SOLE                18145.000         11962.000
FedEx Corporation              COM              31428X106     7743 98269.000SH       SOLE                87229.000         11040.000
General Electric               COM              369604103     8005 299940.973SH      SOLE               259375.973         40565.000
General Mills                  COM              370334104     8439 138867.000SH      SOLE               122207.000         16660.000
Grainger W.W.                  COM              384802104      327 4000.000 SH       SOLE                                   4000.000
Hewlett Packard Company        COM              428236103     9646 218186.378SH      SOLE               194002.378         24184.000
IBM                            COM              459200101     4991 42110.743SH       SOLE                35590.743          6520.000
Intel Corp                     COM              458140100      300 13960.000SH       SOLE                10360.000          3600.000
JPMorgan Chase & Co.           COM              46625H100     3094 90192.000SH       SOLE                75422.000         14770.000
Johnson & Johnson              COM              478160104     8600 133661.598SH      SOLE               120971.598         12690.000
Kohl's Corp.                   COM              500255104     4971 124160.000SH      SOLE               109215.000         14945.000
Marsh & McLennan               COM              571748102     6080 229016.000SH      SOLE               205316.000         23700.000
McDonalds Corp                 COM              580135101      815 14490.000SH       SOLE                 9690.000          4800.000
Medtronic Inc                  COM              585055106     5619 108585.000SH      SOLE                94130.000         14455.000
Merck & Company                COM              589331107      282 7475.000 SH       SOLE                  675.000          6800.000
Micron Technology, Inc.        COM              595112103     1474 245615.000SH      SOLE               223240.000         22375.000
Nabors Industries Ltd          COM              G6359F103     9859 200259.000SH      SOLE               182589.000         17670.000
Newmont Mining Corp.           COM              651639106     5158 98890.000SH       SOLE                79975.000         18915.000
Noble Corp                     COM              G65422100     2264 34856.000SH       SOLE                31636.000          3220.000
Oracle Corp.                   COM              68389X105     9037 430328.000SH      SOLE               382478.000         47850.000
Parker Hannifin Corp.          COM              701094104     6007 84227.000SH       SOLE                74554.000          9673.000
PepsiCo                        COM              713448108      329 5176.886 SH       SOLE                 4776.886           400.000
Pfizer                         COM              717081103      366 20975.000SH       SOLE                 2975.000         18000.000
Royal Dutch Shell PLC - Class  COM              780259206      788 9640.000 SH       SOLE                 1240.000          8400.000
Royal Dutch Shell PLC - Class  COM              780259107     8748 109204.993SH      SOLE                95061.993         14143.000
S&P 500 Depository Receipt Ser COM              78462F103      236 1841.000 SH       SOLE                 1841.000
Schering Plough                COM              806605101      234 11901.000SH       SOLE                 7601.000          4300.000
Seagate Technology             COM              G7945J104     4746 248094.000SH      SOLE               221094.000         27000.000
Staples, Inc.                  COM              855030102     8191 344865.000SH      SOLE               303970.000         40895.000
Stryker Corp                   COM              863667101     5171 82236.449SH       SOLE                72381.449          9855.000
Symantec Corp                  COM              871503108     9453 488515.000SH      SOLE               437675.000         50840.000
Time Warner Inc.               COM              887317105     4724 319200.000SH      SOLE               290350.000         28850.000
Transocean, Inc.               COM              G90073100     6905 45313.471SH       SOLE                39078.471          6235.000
U.S. Bancorp                   COM              902973304     3114 111666.000SH      SOLE               102226.000          9440.000
Verizon Communications         COM              92343V104     9061 255970.770SH      SOLE               224276.770         31694.000
WalMart Stores                 COM              931142103     9669 172038.000SH      SOLE               151958.000         20080.000
Williams Cos. Inc.             COM              969457100     9750 241884.000SH      SOLE               212739.000         29145.000
Wyeth                          COM              983024100     7823 163117.000SH      SOLE               139692.000         23425.000

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 63

Form 13F Information Table Value Total: $287,195